PER SHARE INFORMATION	12 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 18 -	PER SHARE INFORMATION

Basic earnings per share of common stock (“Basic EPS”) is computed by dividing the net income(loss) by the weighted-average number of shares of common stock outstanding. Diluted earnings per share of common stock (“Diluted EPS”) is computed by dividing the net income(loss) by the weighted-average number of shares of common stock and dilutive common stock equivalents and convertible securities then outstanding. GAAP requires the presentation of both Basic EPS and Diluted EPS, if such Diluted EPS is not anti-dilutive, on the face of the Company’s Consolidated Statements of Operations. As the Company had a net loss for Fiscal Year 2016 and 2014, Diluted EPS is not presented as the effect of the Company’s common stock equivalents and convertible securities is anti-dilutive.

Basic EPS is calculated as follows:

	Fiscal Year 2016	Fiscal Year 2015	Fiscal Year 2014
Numerator
Net Income (Loss) attributable to common shareholders	$(9,968,727)	$28,929,674	$(96,575,271)

Denominator
Weighted average shares of common stock outstanding	673,905,485	591,214,959	463,021,991

Net Earnings (Loss) per Share – Basic	$(0.01)	$0.05	$(0.21)

Potentially dilutive securities excluded from the calculation of diluted loss per share for Fiscal 2016 and 2014
Stock Options	581,020	n/a	174,359

Convertible Preferred Mezzanine Equity	142,857,143	n/a	148,917,143

Warrants	22,926,029	n/a	15,782,718

Diluted Earnings (Loss) per share (for Fiscal 2015) is calculated as follows:

Fiscal Year 2015
Net Income attributable to common shareholders	$28,929,674
Adjustments to Net Income
Reversal of Change in Value of Warrant Derivatives	(18,447,573)
Reversal of Change in Value of Convertible Preferred Share Mezzanine Equity	(25,602,370)

Net loss attributable to common shareholders on a diluted basis	$(15,120,269)

Denominator
Weighted average shares of common stock outstanding	591,214,959

Dilutive effects of convertible preferred mezzanine equity and warrants
Convertible preferred mezzanine equity	142,857,143
Warrants	22,926,029
Stock Options	581,020
Weighted average shares outstanding - diluted	757,579,152

Fully Diluted Earnings (Loss) per Share	$(0.02)